Allowance For Loan Losses (Tables)	3 Months Ended
Mar. 31, 2015
ALLOWANCE FOR LOAN LOSSES
Analysis of activity in the allowance for loan losses

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Three Months
Balance - January 1, 2015	$8,145	$974	$2,942	$2,633	$645	$266	$15,605
Charge-offs	(77)	-	-	-	-	(105)	(182)
Recoveries	597	-	1	-	12	4	614
Provision	(25)	334	923	(164)	398	39	1,505
Balance - March 31, 2015	$8,640	$1,308	$3,866	$2,469	$1,055	$204	$17,542

As of March 31, 2015
Allowance for loan losses:
Collectively evaluated for impairment	$7,625	$1,305	$3,712	$2,458	$883	$204	$16,187
Individually evaluated for impairment	261	-	-	-	172	-	433
Purchased credit impaired	754	3	154	11	-	-	922
Total allowance for loan losses	$8,640	$1,308	$3,866	$2,469	$1,055	$204	$17,542

Loans receivable:
Collectively evaluated for impairment	$738,682	$164,512	$359,379	$270,638	$245,011	$9,919	$1,788,141
Individually evaluated for impairment	3,643	1,029	547	2,430	1,491	152	9,292
Purchased credit impaired	2,055	1,063	7,145	57	3,089	-	13,409
Total loans evaluated for impairment	$744,380	$166,604	$367,071	$273,125	$249,591	$10,071	$1,810,842

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Year
Balance - January 1, 2014	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361
Charge-offs	(2,927)	-	-	-	-	(1,297)	(4,224)
Recoveries	118	14	1	-	20	622	775
Provision	758	86	725	1,530	(29)	(377)	2,693
Balance - December 31, 2014	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

As of December 31, 2014
Allowance for loan losses:
Collectively evaluated for impairment	$7,772	$971	$2,789	$2,622	$645	$171	$14,970
Individually evaluated for impairment	373	-	-	-	-	95	468
Purchased credit impaired	-	3	153	11	-	-	167
Total allowance for loan losses	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

Loans receivable:
Collectively evaluated for impairment	$784,052	$162,171	$329,239	$239,625	$252,648	$10,165	$1,777,900
Individually evaluated for impairment	1,926	173	2,506	969	1,277	250	7,101
Purchased credit impaired	2,432	1,248	7,261	72	3,141	-	14,154
Total loans evaluated for impairment	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Three Months
Balance - January 1, 2014	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361
Charge-offs	(1,239)	-	-	-	-	(1,281)	(2,520)
Recoveries	50	-	1	-	3	1	55
Provision	471	(82)	499	(24)	66	293	1,223
Balance - March 31, 2014	$9,478	$792	$2,716	$1,079	$723	$331	$15,119

As of March 31, 2014
Allowance for loan losses:
Collectively evaluated for impairment	$7,752	$789	$2,537	$1,060	$589	$330	$13,057
Individually evaluated for impairment	1,726	-	29	-	134	-	1,889
Purchased credit impaired	-	3	150	19	-	1	173
Total allowance for loan losses	$9,478	$792	$2,716	$1,079	$723	$331	$15,119

Loans receivable:
Collectively evaluated for impairment	$668,579	$150,906	$302,715	$150,501	$105,919	$5,792	$1,384,412
Individually evaluated for impairment	6,396	-	3,132	1,738	1,317	42	12,625
Purchased credit impaired	837	1,609	4,532	88	172	-	7,238
Total loans evaluated for impairment	$675,812	$152,515	$310,379	$152,327	$107,408	$5,834	$1,404,275